Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
12. Leases
Effective January 1, 2022, we adopted the new lease accounting guidance under ASC Topic 842, Leases. The details of the significant changes to our accounting policies resulting from the adoption of the new lease standard are set out below. We adopted the standard using the optional modified retrospective transition method; accordingly, the comparative information as of December 31, 2021, has not been adjusted and continues to be reported under the previous lease standard. Under the new standard, assets and liabilities that arise from all leases are required to be recognized on the balance sheet for lessees. Previously, only capital leases, which are now referred to as finance leases, were recorded on the balance sheet. The adoption of this standard resulted in the recognition of approximately $35.8 million of operating lease right-of-use
assets and operating lease liabilities on

our consolidated balance sheet as of January 1, 2022. The adoption of this standard did not materially impact our consolidated results of operations for the three and six months ended June 30, 2022.
Beginning January 1, 2022, for all leases with a term in excess of 12 months, we recognized a lease liability equal to the present value of the lease payments and right-of-use
asset representing our right to use the underlying asset for the lease term. For operating leases, lease expense for lease payments is recognized on a straight-line basis over the lease term and accretion of the lease liability, while finance leases (of which we have none) include both an operating expense and an interest expense component. For all leases with a term of 12 months or less, we elected the practical expedient to not recognize lease assets and liabilities. We recognize lease expense for these short-term leases on a straight-line basis over the lease term.
We are a lessee for several operating leases, related primarily to real estate and light duty vehicles. The majority of our operating leases have remaining lease terms of 10 years or less. None of our leases include options to extend the leases, nor do any include options to terminate the leases. The accounting for leases may require judgment, which includes determining the incremental borrowing rates to utilize in our net present value calculation of lease payments for lease agreements which do not provide an implicit rate.
In connection with the completion of the FTSI acquisition, FTSI conveyed to Wilks Development, LLC, an affiliate of ProFrac LLC, substantially all of FTSI’s owned real property, consisting primarily of FTSI’s hydraulic fracturing equipment manufacturing facilities, in exchange for cash consideration of approximately $44.4 million (the “FTSI Sale Leaseback”). We will lease such real property from Wilks Development, LLC in exchange for aggregate monthly lease payments of $51.6 million through March 2032. The cash consideration received was $3.7 million less than the carrying value of these assets. Because this sale was to an affiliate under common control, we accounted for the $3.7 million as an equity transaction recorded as a deemed distribution within our consolidated statements of changes in equity.
Our leasing activities primarily consist of operating leases for administrative offices, manufacturing and maintenance facilities along with some light duty vehicles. We do not lease any equipment on a long-term basis.
The following table summarizes the components of our lease costs:

	Three Months Ended June 30,	Six Months Ended June 30,
(In thousands)	2022	2022
Operating lease costs	$3,400	$5,601
Short-term lease costs	1,017	1,356

Total lease costs	$4,417	$6,957

The following table includes other supplemental information for our operating leases:

Six Months Ended June 30,
(Dollars in thousands)	2022
Cash paid for amounts included in the measurement of our lease obligations	$5,251
Right-of-use assets obtained in exchange for lease obligations	$44,968
Right-of-use assets recognized upon adoption of the leasing standard	$35,817
Weighted-average remaining lease term	8.1 years
Weighted-average discount rate	5.0%

The following table summarizes the maturity of our operating leases as of June 30, 2022:

(In thousands)
Remainder of 2022	$7,129
2023	13,095
2024	12,642
2025	11,496
2026	11,537
2027	11,803
2028 and thereafter	38,474

Total lease payments	106,176
Less imputed interest	(21,619)

Total lease liabilities	$84,557